SEMI-ANNUAL REPORT

SMITH BARNEY
INSTITUTIONAL
CASH
MANAGEMENT
FUND, INC.

-----------------
November 30, 1996

[LOGO]  SMITH BARNEY MUTUAL FUNDS

        Investing for your future.
        Every day.

--------------------------------------------------------------------------------
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Institutional Cash Management Fund, Inc. for the six months ended November 30, 1996. For your convenience, we have summarized the period's prevailing economic and market conditions. In addition, a comprehensive summary of performance and current holdings can be found in the appropriate sections of this report.

Cash and Government Portfolio Updates

During the first nine months of 1996, the U.S. economy grew at a robust pace. However, there were little signs of inflation, positive employment gains and generally upbeat consumers. These economic conditions posed a dilemma for both the Federal Reserve Board (the Fed) and investors. During the first three quarters of 1996, it had been widely anticipated by investors that the Fed would raise interest rates, but instead it chose to remain on the sidelines and left interest rates unchanged as statistics showing a slowing U.S. economy were released. Yet, despite making few changes to its existing policy, the Fed has signaled its willingness to act decisively at any signs of inflationary pressures in the U.S. economy.

During the third quarter, U.S. economic growth, as measured by Gross Domestic Product (GDP), rose at a 2.2% annual rate after the second quarter's 4.7% annual rate. Most of this increase in GDP came not from higher consumer spending but from a build-up in inventories. This was a departure since U.S. economic growth in recent quarters has primarily come from investments by businesses and consumers.

In our view, the U.S. economy appears to be operating at a sustainable level. Inventories are under control and real estate prices are fairly stable. Although job creation remains strong, many U.S. consumers have begun to save more and consumer spending has slowed down from early 1996. Given these conditions, we do not believe a recession is likely. However, given the fact that the U.S. economy is now in its sixth year of expansion, it is unlikely that the economy can post two or three quarters of 3 1/2% growth; a scenario which would worry the Fed and cause them to tighten.

In light of the current state of the U.S. economy, we believe short-term interest rates will stay in a narrow trading range over the next few months. Federal Reserve Board Chairman Alan Greenspan's widely circulated comments about too much speculation in the equity market suggest to us that the Fed is uncomfortable with the stock market's historically high levels and will stay vigilant with respect to any signs of inflation. We believe Greenspan's latest comments in large part have temporarily halted the bond market's recent rally.

Cash and Government Portfolio Strategies

During the reporting period, our Portfolios remained short and their average maturity was 45 days until the end of the third quarter. By late September, the short-term yield curve had steepened and priced in a Fed tightening from 5.25% to 5.50%. It appeared at that time that mixed signals from the Fed and statistics showing subdued inflation would cause Fed policy to remain unchanged. Short-term rates rallied 30 basis points and the yield curve flattened after the lack of Fed action.

As a result, we extended the Cash Portfolio to 68 days and the Government Portfolio to 50 days to lock in attractive yields. As of November 30, 1996, the seven-day SEC yield on the Cash Portfolio was 5.23% and all of the Portfolio's holdings have received one of the two highest ratings from Standard & Poor's Corporation and Moody's Investors Service, Inc., two major credit reporting and bond rating agencies. As of November 30, 1996, the seven-day SEC yield on the Government Portfolio was 5.21% and S&P and Moody's have reaffirmed the AAA-rating of the Portfolio.

Municipal Portfolio Update

Primary municipal note activity is extremely slow and we believe it should remain that way through 1997. At the present time, one-year municipal notes are trading at roughly 67% of the comparable yield on the one-year U.S. Treasury bill. A combination of thin supply and approaching year-end technical factors relating to large January coupon and call inflow should probably push ratios to the 60%-65% range by the end of 1996.

A recurring concern of the short-term tax-exempt market has been the proposal to eliminate the 2% de minimus rule under which corporations with outstanding debt benefit from the tax exempt status of municipal bonds. In effect, the elimination of the de minimus rule would reduce corporate demand for municipal debt. However, given the high demand for short-term municipal issues by tax exempt money funds and fairly limited supply in the market, the overall effects of such a rule elimination should be minimal. Yet, volatility should be expected in the yields of variable rate demand obligations (VRDOs) if corporate participation in this market is reduced. Corporations have traditionally provided some stability to the VRDO market by buying during money fund redemption periods when ratios are favorable compared to taxable securities and selling during money fund demand periods when ratios become unfavorable compared to taxable securities.

Municipal Portfolio Strategy

With all recent economic evidence pointing to modest economic growth coupled with positive technical factors in the market, we have extended the Portfolio's average maturity target from 10 days to a range of 60 days. In addition, in preparation of year-end special tax redemptions and corporate tax payment dates, the Municipal Portfolio has emphasized highly liquid names.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.


Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman and
Chief Executive Officer

December 16, 1996

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                           November 30, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

FACE                                                              ANNUALIZED
AMOUNT                  SECURITY                                     YIELD           VALUE
==============================================================================================
BANK NOTES -- 4.4%
$  5,000,000  FCC National matures 5/22/96                            5.53%       $  5,001,115
   5,000,000  Bank of America matures 2/5/97                          5.36           4,999,801
----------------------------------------------------------------------------------------------
              TOTAL BANK NOTES
              (Cost -- $10,000,916)                                                 10,000,916
==============================================================================================
COMMERCIAL PAPER -- 68.7%
   5,000,000  American Home Products (AHP Robins)
                matures 12/5/96                                       5.31           4,997,067
   5,000,000  Asset Securitization matures 1/23/97                    5.40           4,960,839
   5,000,000  Banc One Corp. matures 2/14/97                          5.37           4,944,792
   5,000,000  Bank Brussels Lambert matures 1/22/97                   5.71           4,959,628
   5,000,000  Bank of New York matures 1/14/97                        5.40           4,967,367
   2,600,000  Banque Nationale De Paris Canada
                matures 3/13/97                                       5.60           2,559,778
   5,000,000  Barton Capital Corp. matures 12/5/96                    5.30           4,997,067
   5,000,000  Bear Stearns matures 3/4/97                             5.41           4,931,412
   5,000,000  Cheltenham & Gloucester Building Society
                matures 1/15/97                                       5.40           4,966,750
   5,000,000  Commerzbank US Finance matures 1/6/97                   5.71           4,972,000
   5,000,000  Credito Italiano matures 1/9/97                         5.41           4,971,075
   5,000,000  Dean Witter/Discover & Co. matures 2/21/97              5.36           4,939,753
   1,000,000  Den Danske Corp. matures 1/27/97                        5.37             991,577
   5,000,000  Enterprise Funding Corp. matures 12/16/96               5.34           4,988,917
   6,000,000  Ford Motor Credit Corp.
                mature 1/30/97 to 2/18/97                         5.36 to 5.39       5,933,074
   5,000,000  General Electric Capital Corp. matures 3/10/97          5.82           4,922,312
   9,000,000  General Motors Acceptance Corp.
                mature 2/18/97 to 5/20/97                         5.46 to 5.62       8,826,611
   5,000,000  Glaxo Holdings PLC mature 1/8/97 to 1/17/97         5.39 to 5.40       4,967,911
   5,000,000  Goldman Sachs matures 1/17/97                           5.51           4,964,618
   5,000,000  GTE Corp. matures 12/4/96                               5.36           4,997,771
   3,000,000  Halifax Building Society matures 3/13/97                5.75           2,952,400
  10,000,000  Merrill Lynch mature 1/23/97 to 2/12/97             5.42 to 5.56       9,905,942
   5,000,000  Morgan Stanley matures 12/4/96                          5.56           4,997,716
   5,000,000  National Bank of Canada Finance USA
                matures 3/3/97                                        5.41           4,932,150
   5,000,000  NationsBank Corp. matures 12/17/96                      5.64           4,987,822
   5,000,000  Norwest Corp. matures 2/7/97                            5.36           4,949,945
   8,000,000  Phillip Morris Co., Inc. matures 12/2/96                5.77           7,998,718
   5,000,000  Saint Gobain (Compagnie de) matures 3/31/97             5.38           4,912,000
   1,000,000  Sheffield Receivables Corp. matures 1/9/97              5.42             994,172
   5,000,000  Transamerica Finance Corp. matures 1/16/97              5.40           4,966,011

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1996
-------------------------------------------------------------------------------

                                CASH PORTFOLIO

  FACE                                                             ANNUALIZED
  AMOUNT          SECURITY                                            YIELD       VALUE
==========================================================================================
COMMERCIAL PAPER -- 68.7% (continued)
$  1,220,000      Walt Disney Co. matures 3/3/97                       5.37%  $  1,203,507
   5,000,000      WMX Technologies, Inc. matures 4/8/97                5.61      4,903,111
------------------------------------------------------------------------------------------
                  TOTAL COMMERCIAL PAPER
                  (Cost -- $155,463,813)                                       155,463,813
==========================================================================================
DOMESTIC CERTIFICATE OF DEPOSIT -- 2.2%
   5,000,000       Chase Manhattan Bank Corp. matures 2/25/96
                   (Cost -- $5,000,000)                                5.37      5,000,000
==========================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 13.1%
   5,000,000       Credit Agricole matures 2/6/97                      5.43      5,000,524
   5,000,000       Royal Bank of Canada matures 10/17/97               5.70      5,001,013
   8,000,000       Societe Generale NY mature 4/3/97 to 10/7/97    5.40 to 5.71  8,002,921
   6,700,000       Swiss Bank Corp. matures 12/19/96                   5.55      6,699,889
   5,000,000       Toronto Dominion matures 1/17/97                    5.13      5,000,216
------------------------------------------------------------------------------------------
                   TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                   (Cost -- $29,704,563)                                        29,704,563
==========================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 2.2%
   5,000,000       Federal National Mortgage Association
                     matures 1/23/97
                   (Cost -- $4,999,441)                                5.13      4,999,441
==========================================================================================
REPURCHASE AGREEMENT -- 9.4%
   21,304,000      Morgan Stanley, 5.60% due 12/2/96;
                   Proceeds at maturity -- $21,313,942;
                   (Fully collateralized by U.S. Treasury Notes,
                   6.00% due 11/30/97; Market value -- $21,838,569)
                   (Cost -- $21,304,000)                                        21,304,000
==========================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $226,472,733*)                                     $226,472,733
==========================================================================================

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1996
-------------------------------------------------------------------------------

                             GOVERNMENT PORTFOLIO


  FACE                                                   ANNUALIZED
  AMOUNT          SECURITY                                  YIELD                VALUE
==========================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 94.5%
$27,780,000  Federal Farm Credit Bank
               mature 12/2/96 to 7/31/97                5.29% to 5.49%         $27,582,863
 17,450,000  Federal Home Loan Bank
               mature 12/4/96 to 3/11/97                 5.25 to 5.61           17,338,536
 19,000,000  Federal Home Loan Mortgage Corp.
               mature 12/2/96 to 3/18/97                 5.21 to 5.70           18,960,595
 28,250,000  Federal National Mortgage Association
               mature 12/2/96 to 3/17/97                 5.28 to 5.65           28,095,158
------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES
             (Cost -- $91,977,152)                                              91,977,152
==========================================================================================
REPURCHASE AGREEMENTS -- 5.5%
  3,000,000  Citibank, 5.67% due 12/2/96; Proceeds
             at maturity -- $3,001,418; (Fully
             collateralized by U.S. Treasury Notes,
             7.88% due 1/15/98; Market value -- $3,064,775)                      3,000,000
  2,304,000  Morgan Stanley, 5.60% due 12/2/96;
             Proceeds at maturity -- $2,305,075;
             (Fully collateralized by U.S. Treasury Notes,
             6.50% due 8/15/97; Market value -- $2,365,534)                      2,304,000
------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $5,304,000)                                                5,304,000
==========================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $97,281,152*)                                            $97,281,152
==========================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1996
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO


  FACE
  AMOUNT          RATING                       SECURITY                               VALUE
===============================================================================================
Alaska -- 2.3%
 $1,190,000        A-1      Alaska Individual Development and Export Authority
                             (Spenard Builders) 3.55%+                              $ 1,190,000
-----------------------------------------------------------------------------------------------
Arizona -- 7.9%
  2,000,000        VMIG 1*  Apache County, AZ IDA IDR Tucson Electric Power,
                              Series 81A 3.60%+                                       2,000,000
  2,000,000        VMIG 1*  Pima County, AZ IDR Tucson Electric Series A 3.60%+       2,000,000
-----------------------------------------------------------------------------------------------
                                                                                      4,000,000
-----------------------------------------------------------------------------------------------
Arkansas -- 2.0%
  1,000,000        Aa2*     Sheridan Arkansas IDR (Kohler Project) 3.50%+             1,000,000
-----------------------------------------------------------------------------------------------
California -- 3.9%
  1,000,000        MIG 1*   California RAN Series A 4.50% due 6/30/97                 1,002,946
  1,000,000        MIG 1*   Contra Costa California Community College District
                              TRAN 4.50% due 6/30/97                                  1,003,895
-----------------------------------------------------------------------------------------------
                                                                                      2,006,841
-----------------------------------------------------------------------------------------------
Delaware -- 3.8%
  1,930,000        VMIG 1*  Delaware State Economic Development Authority
                              Hospital Billing Collection Service, Series A 3.50%+    1,930,000
-----------------------------------------------------------------------------------------------
Florida -- 5.5%
  1,000,000        SP-1+    Palm Beach County, FL School District TAN
                              4.50% due 9/26/97                                       1,004,723
  1,800,000        VMIG 1*  St. Johns County, FL Hospital Revenue,
                              Flager Hospital, Series A 3.50%+                        1,800,000
-----------------------------------------------------------------------------------------------
                                                                                      2,804,723
-----------------------------------------------------------------------------------------------
Georgia -- 9.8%
                            Clayton County, GA Housing Authority Multi-Family
                              Housing Revenue:
  1,000,000        VMIG 1*      Huntington Woods Series A 3.50%+                      1,000,000
  2,000,000        A-1          Rainwood Development 3.58%+                           2,000,000
  2,000,000        NR+++    Richmond County, GA Development Authority Revenue
                              (General Signal Corporate Project) 3.55%+               2,000,000
-----------------------------------------------------------------------------------------------
                                                                                      5,000,000
-----------------------------------------------------------------------------------------------
Illinois -- 8.4%
  1,900,000        VMIG 1*  Illinois Development Finance Authority Pollution Control
                              Revenue (Illinois Power Company Project)
                              Series B 3.55%+                                         1,900,000
  1,200,000        A-1+     Illinois Development Finance Authority Revenue
                              (Foundation for Safety) 3.55%+                          1,200,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1996
--------------------------------------------------------------------------------


  FACE
  AMOUNT            RATING                     SECURITY                                        VALUE
=======================================================================================================
Illinois -- 8.4% (continued)
 $1,200,000          VMIG 1*    Illinois Health Facility Authority Revenue
                                  (Swedish Covenant Hospital Project) 3.55%+                 $1,200,000
-------------------------------------------------------------------------------------------------------
                                                                                              4,300,000
-------------------------------------------------------------------------------------------------------
Iowa -- 2.6%
  1,300,000          A-1+       Iowa Housing Finance Authority (Small Business-
                                  Multi-Family Housing) Series A 3.60%+                       1,300,000
-------------------------------------------------------------------------------------------------------
Louisiana -- 4.5%
  1,000,000          VMIG 1*    Louisiana Public Facility Authority Health Care System
                                  TECP 3.55% due 1/14/97                                      1,000,000
  305,000            AAA        Louisiana Public Facility Revenue Student Loan 5.70%
                                  due 1/1/97                                                    305,603
  500,000            AAA        Louisiana State GO Series A 6.60% due 8/1/97                    508,526
  500,000            AAA        New Orleans, LA Exhibition Authority Hotel Occupancy
                                  TAN 5.25% due 1/15/97                                         501,166
-------------------------------------------------------------------------------------------------------
                                                                                              2,315,295
-------------------------------------------------------------------------------------------------------
Maryland -- 4.3%
  2,200,000          VMIG 1*    Maryland State Health & Higher Education Facilities
                                  Authority Revenue (Pooled Loan Program)
                                  Series A 3.60%+                                             2,200,000
-------------------------------------------------------------------------------------------------------
Massachusetts -- 2.0%
  1,000,000          MIG 1*     Massachusetts State Notes Series A 4.25% due 6/10/97          1,002,015
-------------------------------------------------------------------------------------------------------
Michigan -- 3.9%
  2,000,000          A-1+       Michigan State Housing Development Authority Rental
                                  Housing Revenue Series C 3.65%+                             2,000,000
-------------------------------------------------------------------------------------------------------
Minnesota -- 3.0%
  1,500,000          A-1+       Becker, MN Pollution Control Revenue TECP (Northern State
                                  Power Company) Series 1993-B 3.45% due 1/21/97              1,500,000
-------------------------------------------------------------------------------------------------------
Missouri -- 7.5%
  2,000,000          A-1+       Kansas City Missouri IDA Multi-Family Housing Revenue
                                  (Willow Creek IV Apartments) 3.55%+                         2,000,000
  1,790,000          VMIG 1*    Missouri Economic Development Authority Series E 3.60%+       1,790,000
-------------------------------------------------------------------------------------------------------
                                                                                              3,790,000
-------------------------------------------------------------------------------------------------------
New Hampshire -- 3.8%
  1,925,000          A-1        New Hampshire State Housing Finance Authority
                                  Multi-Family Manchester Series 1 3.55%+                     1,925,000
-------------------------------------------------------------------------------------------------------
New Jersey -- 2.0%
  1,000,000          A-1+       New Jersey TECP 3.55% due 4/17/97                             1,000,000
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1996
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO

  FACE
  AMOUNT           RATING             SECURITY                                          VALUE
====================================================================================================
New York -- 3.0%
$ 1,500,000         MIG 1*     Nassau County, NY BAN Series C
                                 4.25% due 3/14/97                                       $ 1,501,817
----------------------------------------------------------------------------------------------------
North Carolina -- 2.0%
  1,000,000        P-1*        North Carolina Municipal Catawba Project 1 TECP
                                 3.45% due 1/21/97                                         1,000,000
----------------------------------------------------------------------------------------------------
Pennsylvania -- 6.9%
  1,310,000        AAA         Colonial, PA School District Series A (Pre-Refunded --
                                 Escrowed with U.S. Government Securities to
                                 9/1/97 Call @ 100) 5.50% due 9/1/98                       1,325,012
  1,000,000        AAA         Pennsylvania Intergovernmental Coop Authority Special Tax
                                 Revenue Philadelphia Funding Program 5.00% due 6/15/97    1,006,760
  1,150,000        AAA         Pennsylvania State Turnpike Series J 6.00% due 12/1/97      1,176,646
----------------------------------------------------------------------------------------------------
                                                                                           3,508,418
----------------------------------------------------------------------------------------------------
South Carolina -- 3.3%
  1,700,000        P-1*        Horry County, SC Revenue (Carolina Treatment) 3.60%+        1,700,000
----------------------------------------------------------------------------------------------------
Texas -- 3.9%
  1,000,000        VMIG 1*     Plano, TX Health Facility Development Corp. TECP
                                 (Hospital Revenue) 3.55% due 1/14/97                      1,000,000
  1,000,000        MIG 1*      Texas State TRAN Series A 4.75% due 8/29/97                 1,005,719
----------------------------------------------------------------------------------------------------
                                                                                           2,005,719
----------------------------------------------------------------------------------------------------
West Virginia -- 3.7%
  1,885,000        NR+++       Harrison County, WV Nursing Facility Revenue
                                 (Salem Health Care Corporation) 4.00% due 9/1/97          1,883,811
----------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS -- 100%
                               (Cost -- $50,863,639**)                                   $50,863,639
====================================================================================================

  + Variable rate obligation payable at par on demand at any time on no more than seven days notice.
  +++ Security has not been rated by either Moody's Investors Service or Standard & Poor's, however, the manager has determined the equivalent rating to be A-1+/VMIG 1 due to enhancement features such as insurance and/or irrevocable letters of credit.
  **  Aggregate cost for Federal income tax purposes is substantially the same.

      See page 10 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus () sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rate for short-term municipal obligations.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR     -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

BAN   -- Bond Anticipation Notes
EDC   -- Economic Development Corporation
EFA   -- Educational Facilities Authority
ETM   -- Escrowed to Maturity
FRTC  -- Floating Rate Trust Certificates
GO    -- General Obligation
HDA   -- Housing Development Authority
HEFA  -- Health and Educational Facilities Authority
HFA   -- Housing Finance Authority
IDA   -- Industrial Development Authority
IDB   -- Industrial Development Board
IDC   -- Industrial Development Corporation
IDR   -- Industrial Development Revenue
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Facilities Authority
RAN   -- Revenue Anticipation Notes
RAW   -- Revenue Anticipation Warrants
STEM  -- Short-Term Extendable Maturity
TAN   -- Tax Anticipation Notes
TECP  -- Tax Exempt Commercial Paper
TOB   -- Tender Option Bond
TRAN  -- Tax & Revenue Anticipation Notes
USD   -- United School District
VHA   -- Veterans Housing Authority

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)              November 30, 1996
--------------------------------------------------------------------------------

                                           Cash        Government     Municipal
                                         Portfolio     Portfolio      Portfolio
===============================================================================
ASSETS:
  Investments, at amortized cost       $226,472,733   $97,281,152   $50,863,639
  Cash                                       20,932           636       110,130
  Interest receivable                       773,827         1,662       317,780
  Receivable from manager                   103,856        34,596        66,734
  Prepaid registration fees                 435,825       130,610        85,905
  Other assets                               10,083        10,000            --
-------------------------------------------------------------------------------
  Total Assets                          227,817,256    97,458,656    51,444,188
===============================================================================
LIABILITIES:
  Payable for securities purchased               --            --     1,177,221
  Dividends payable                         639,477       303,438        98,490
  Accrued expenses                           33,416        12,132        13,209
-------------------------------------------------------------------------------
  Total Liabilities                         672,893       315,570     1,288,920
-------------------------------------------------------------------------------
Total Net Assets                       $227,144,363   $97,143,086   $50,155,268
===============================================================================
NET ASSETS CONSIST OF:
  Capital Stock
    (25,000,000,000 shares
    authorized for each Portfolio;
    par value $0.00001 per share)     $       2,271   $       971   $       502
  Capital paid in excess
    of par value                        227,142,092    97,142,115    50,158,030
  Accumulated net realized loss
    on security transactions                     --            --        (3,264)
-------------------------------------------------------------------------------
Total Net Assets                      $ 227,144,363   $97,143,086   $50,155,268
===============================================================================
Shares Outstanding                      227,144,363    97,143,086    50,158,532
-------------------------------------------------------------------------------
Net Asset Value                               $1.00         $1.00         $1.00
-------------------------------------------------------------------------------


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------

For the Period Ended November 30, 1996
                                              Cash      Government   Municipal
                                            Portfolio    Portfolio   Portfolio
==============================================================================
INVESTMENT INCOME:
  Interest                                 $4,857,709   $2,231,075    $826,782
------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                    242,620      112,047      63,812
  Audit and legal                              16,044        9,551       8,851
  Transfer agent fees                          16,044        6,471       4,020
  Directors' fees                              12,534        4,927       4,927
  Custody                                      10,779        5,305       5,027
  Shareholder communications                   10,287        6,548       6,548
  Rating service fees                           8,000        8,000          --
  Shareholder and system servicing fees         3,250        3,000       1,200
  Registration fees                             1,504           --         350
  Other                                            --        1,397          72
------------------------------------------------------------------------------
  Total Expenses                              321,062      157,246      94,807
  Less: Management fee waiver                (151,012)     (78,088)    (50,099)
------------------------------------------------------------------------------
  Net Expenses                                170,050       79,158      44,708
------------------------------------------------------------------------------
Net Investment Income                       4,687,659    2,151,917     782,074
------------------------------------------------------------------------------
Net Realized Gain (Loss) From
  Security Transactions                           324          933      (3,264)
------------------------------------------------------------------------------
Increase in Net Assets From
  Operations                               $4,687,983   $2,152,850    $778,810
==============================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1996 (unaudited) and the Year Ended May 31, 1996(a)

                                                                 Cash
                                                               Portfolio
                                                -----------------------------------
                                                        1996               1996(a)
===================================================================================
OPERATIONS:
 Net investment income                          $     4,687,659     $     9,396,139
 Net realized gain                                          324               4,721
-----------------------------------------------------------------------------------
 Increase in Net Assets From Operations               4,687,983           9,400,860
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
 Net investment income                               (4,687,659)         (9,396,139)
 Net realized gains                                        (324)             (4,721)
-----------------------------------------------------------------------------------
 Decrease in Net Assets From
  Distributions to Shareholders                      (4,687,983)         (9,400,860)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Proceeds from sale of shares                     1,070,427,556       1,533,423,459
 Net asset value of shares issued
  for reinvestment of dividends                       4,162,496           8,039,265
 Cost of shares reacquired                       (1,125,017,499)     (1,263,890,914)
-----------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets
  From Fund Share Transactions                      (50,427,447)        277,571,810
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   (50,427,447)        277,571,810

NET ASSETS:
 Beginning of period                                277,571,810                  --
-----------------------------------------------------------------------------------
 End of period                                  $   227,144,363     $   277,571,810
===================================================================================

(a) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1996 (unaudited) and the Year Ended May 31, 1996(a)

                                                          Government
                                                           Portfolio
                                                 -----------------------------
                                                      1996           1996(a)
==============================================================================
OPERATIONS:
  Net investment income                          $   2,151,917   $   2,014,475
  Net realized gain                                        933           1,574
------------------------------------------------------------------------------
  Increase in Net Assets From Operations             2,152,850       2,016,049
------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                             (2,151,917)     (2,014,475)
  Net realized gains                                      (933)         (1,574)
------------------------------------------------------------------------------
  Decrease in Net Assets From
     Distributions to Shareholders                  (2,152,850)     (2,016,049)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Proceeds from sale of shares                     464,806,213     434,782,708
  Net asset value of shares issued
     for reinvestment of dividends                   1,851,370       1,684,998
  Cost of shares reacquired                       (427,212,226)   (378,769,977)
------------------------------------------------------------------------------
  Increase in Net Assets From
     Fund Share Transactions                        39,445,357      57,697,729
------------------------------------------------------------------------------
Increase in Net Assets                              39,445,357      57,697,729

NET ASSETS:
  Beginning of period                               57,697,729              --
------------------------------------------------------------------------------
  End of period                                  $  97,143,086   $  57,697,729
==============================================================================

(a) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1996 (unaudited) and the Year Ended May 31, 1996(a)

                                                                      Municipal
                                                                      Portfolio
                                                          -------------------------------
                                                                1996              1996(a)
=========================================================================================
OPERATIONS:
  Net investment income                                   $     782,074     $     845,796
  Net realized loss                                              (3,264)               --
-----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                        778,810           845,796
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                        (782,074)         (845,796)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
     Distributions to Shareholders                             (782,074)         (845,796)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Proceeds from sale of shares                              219,907,564       307,764,680
  Net asset value of shares issued
     for reinvestment of dividends                              683,739           668,104
  Cost of shares reacquired                                (229,741,165)     (249,124,390)
-----------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
     From Fund Share Transactions                            (9,149,862)       59,308,394
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                            (9,153,126)       59,308,394

NET ASSETS:
  Beginning of period                                        59,308,394                --
-----------------------------------------------------------------------------------------
  End of period                                           $  50,155,268     $  59,308,394
=========================================================================================

(a) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

     1.  Significant Accounting Policies

     Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

     The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income is recorded on the accrual basis; (d) expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  Management Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings, Inc. ("SBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SBMFM a management fee calculated at the annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

     For the period ended November 30, 1996, SBMFM waived $151,012, $78,088 and $50,099 of its management fees for Cash, Government and Municipal, respectively. Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares.

     All officers and one Director of the Fund are employees of SB.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     3.  Dividends, Exempt-Interest Dividends and Other
         Distributions

     Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective portfolio's shares on the payable date.

     Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4.  Repurchase Agreements

     The Fund purchases, and its custodian takes possession of, U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.  Capital Shares

     At November 30, 1996, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

           Transactions in shares of each Portfolio were as follows:

                                            Six Months Ended       Year Ended
                                           November 30, 1996      May 31, 1996+
===============================================================================
Cash Portfolio
  Shares sold                                 1,070,427,556       1,533,423,459
  Shares issued on reinvestment                   4,162,496           8,039,265
  Shares redeemed                            (1,125,017,499)     (1,263,890,914)
-------------------------------------------------------------------------------
  Net Increase (Decrease)                       (50,427,447)        277,571,810
===============================================================================
Government Portfolio
  Shares sold                                   464,806,213         434,782,708
  Shares issued on reinvestment                   1,851,370           1,684,998
  Shares redeemed                              (427,212,226)       (378,769,977)
-------------------------------------------------------------------------------
  Net Increase                                   39,445,357          57,697,729
===============================================================================
Municipal Portfolio
  Shares sold                                   219,907,564         307,764,680
  Shares issued on reinvestment                     683,739             668,104
  Shares redeemed                              (229,741,165)       (249,124,390)
-------------------------------------------------------------------------------
  Net Increase (Decrease)                        (9,149,862)         59,308,394
===============================================================================

+ Transactions are for the period from June 16, 1995 (commencement of operations) to May 31, 1996.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Cash Portfolio                                  1996(1)      1996(2)
=====================================================================
Net Asset Value, Beginning of Period          $   1.00     $   1.00
---------------------------------------------------------------------
  Net investment income (3)                      0.026        0.053
  Distributions from net investment income      (0.026)      (0.053)
  Distributions from net realized gains         (0.000)*     (0.000)*
---------------------------------------------------------------------
Net Asset Value, End of Period                $   1.00     $   1.00
---------------------------------------------------------------------
Total Return+++                                   2.64%        5.44%
---------------------------------------------------------------------
Net Assets, End of Period (000s)              $227,144     $277,572
---------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses (3)                                    0.19%        0.15%
  Net investment income                           5.11         5.43
=====================================================================

Government Portfolio                           1996(1)      1996(2)
=====================================================================

Net Asset Value, Beginning of Period          $   1.00     $   1.00
---------------------------------------------------------------------
  Net investment income (3)                      0.026        0.052
  Distributions from net investment income      (0.026)      (0.052)
  Distributions from net realized gains         (0.000)*     (0.000)*
---------------------------------------------------------------------
Net Asset Value, End of Period                $   1.00     $   1.00
---------------------------------------------------------------------
Total Return+++                                   2.62%        5.36%
---------------------------------------------------------------------
Net Assets, End of Period (000s)              $ 97,143     $ 57,698
---------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses (3)                                    0.19%        0.16%
  Net investment income                           5.00         5.28
=====================================================================

(1)  For the period from June 1, 1996 to November 30, 1996.
(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 1996 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                                        Per Share
                                     Decrease to Net       Expense Ratio
                                    Investment Income   Without Fee Waiver
                                    ------------------  -------------------
                                    1996(1)    1996(2)  1996(1)     1996(2)
                                    -------    -------  -------     -------

  Cash Portfolio                    $0.002     $0.001     0.36%+      0.21%+
  Government Portfolio               0.002      0.002     0.37+       0.36+

  * Amount represents less than $0.001.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Municipal Portfolio                                     1996(1)          1996(2)
================================================================================
Net Asset Value, Beginning of Period                   $  1.00          $  1.00
--------------------------------------------------------------------------------
   Net investment income (3)                             0.016            0.035
   Dividends from net investment income                 (0.016)          (0.035)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $  1.00          $  1.00
--------------------------------------------------------------------------------
Total Return+++                                           1.66%            3.55%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                       $50,155          $59,308
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
   Expenses (3)                                           0.20%            0.15%
   Net investment income                                  3.10             3.46
================================================================================

(1)  For the period from June 1, 1996 to November 30, 1996.
(2) For the period from October 1, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived all of its fees for the Portfolio for the six months ended November 30, 1996 and the period ended May 31, 1996. In addition, the Manager has agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                                     Per Share            Expense Ratio
                                  Decrease to Net       Without Fee Waiver
                                 Investment Income      and Reimbursement
                                ------------------     -------------------
                                1996(1)    1996(2)     1996(1)     1996(2)
                                -------    ------      ------      ------
   Municipal Portfolio          $0.002     $0.003       0.40%+      0.35%+

+++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

SMITH BARNEY
INSTITUTIONAL
CASH MANAGEMENT
FUND, INC.


DIRECTORS
Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Ken Miller
Jerome Miller
John F. White


OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis Zahorodny
Investment Officer

Lawrence T. McDermott
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
--------------------------------

A Member of TravelersGroup[LOGO]


INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR
Smith Barney Inc.


CUSTODIAN
PNC Bank, N.A.


SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney Institutional Cash
Management Fund, Inc. It is
not authorized for distribution to
prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
INSTITUTIONAL
CASH MANAGEMENT
FUND, INC.

388 Greenwich Street
New York, New York 10013


FD2405 1/97